February 9, 2005

Mr. Derek B. Swanson
U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549
Mail Stop 0511

Re: Autostrada Motors, Inc., a Utah corporation (the "Company")
    Commission File No. 0-51075


Dear Mr. Swanson:

     I am writing this letter in response to your comment letter, dated January 10, 2005, with respect to the Company's Registration Statement on Form 10-SB. The numbers in this letter correspond to the paragraph numbers of your comment letter.

     1. Filed herewith is the Company's first amended Registration Statement on Form 10-SB-A1.

     2. All references to our Company being a "blank check company" have been removed. We are not a "blank check company." These clauses were inadvertently left in a form that was utilized by our firm in connection with drafting the Company's Registration Statement. This was purely a drafting error. We have deleted all such references.

     3. In response to your other comment, please note that we have clarified that the Company must be a "reporting issuer" to be quoted on the OTC Bulletin Board and because we believe that the reporting requirements under the Exchange Act require the type of information about a public company to be filed that is in best interests of a public company and its stockholders.

     4. We have expanded this section to explain that we are becoming a public company to facilitate finances related to future business operations.

     5. The Company believes it is "highly" dependent on Mr. Douglas W. Fry and Mr. Steven R. Fry due to their business relationships within the new and used automobile resale industry, in the greater Salt Lake City area. Over the past 10 years, Mssrs. Fry and Fry have operated Diamond Executive Detailing, LLC. a Utah based LLC which provides, among other services, automobile detailing and refurbishing to numerous new and used automobile dealerships located in the Salt Lake City area.

         The Company believes that Mssrs. Fry and Fry provide the Company with a competitive advantage over other local used car dealerships due to their long standing involvement and numerous personal contacts within the industry. Specifically, the relationships created by the Fry's over the past 10 years have allowed the Company to acquire used car inventories from other local new and used automobile dealerships which may not be available to the Company's competitors.

          Additionally, the Company believes it is "highly" dependent on Mr. Travis T. Jenson due to the fact that he was instrumental in assisting the Company in completing its offering pursuant to Rule 504 of Regulation D promulgated by the Securities and Exchange Commission under the Securities Act of 1933, as amended. The Company also believes that if it is necessary to raise additional "working capital", Mr. Travis T. Jenson will be instrumental to the Company in this regard.

     6. The most principal of these factors is that the public distribution is inherently limited by the 68 total stockholders of record as of January 31, 2005. We also anticipate a thinly traded market, if one develops. There are only 1,050,000 total shares outstanding as of January, 31, 2005, so there would not be a large volume of trading. The Company is a "penny stock" and only certain types of investors purchase these securities. However, any "substantial" purchase or sale could have the effect of raising or lowering the price on the basis of supply and demand alone, rather than on other established criteria of value.

     7. We have revised our 10-SB to clarify that our common stock "will" be deemed to be a "penny stock". We have also removed the reference to "NASDAQ or a national securities exchange."

     8. We have clarified our statement with respect to Competitive Business Conditions; hindsight is 20/20.

     9. Net losses increased from ($63.00) for the fiscal year ended December 31, 2003 to ($17,090) for the nine months ended September 30, 2004. The increase in the loss was primarily attributed to an increase (i) in consulting fees ($9,375 or a 100% increase) arising from the amortization of the cost of certain consulting agreements between the Company and management/shareholders and (ii) in professional fees ($9,574 or a 100% increase) resulting from audit fees ($3,479), professional services paid to Mr. Douglas W. Fry and Mr. Stephen R. Fry ($4,650) and stock transfer fees ($1,382). The stock transfer fee increases were brought by one-time costs associated with the private placement of the Company's shares.

     10. Revenues increased from $199,977 (11 vehicles sold) for the fiscal year ended December 31, 2003 to $696,662 (50 vehicles sold) for the nine months ended September 30, 2004. For the fiscal year ended December 31, 2003, 79% of the vehicles sold were retail or lot generated sales versus 42% for the period ended September 30, 2004. The Company's retail sales lot opened on October 1, 2004, and since that time 80% of the revenues and vehicle sales are retail or lot generated sales. Approximately 70% of the sales result from leads initiated from the Company's web site, www.autostradamotors.com. The remaining sales leads come from local print advertising (15%) and drive-by customers (15%). All retail sales are finalized at the Company's offices located at the sales lot.

          Less than 10% of the retail sales result from customers who request specific vehicles subsequently located and purchased from the national inventory of automobile auction facilities. The Company does not provide financing and has no plans to pursue such in house financing in the near future. The Company acts as a sales representative for a non affiliated company that sells service contracts for used vehicles. Because these service contracts are between the customer and the service contract company, the Company is unaware if the customers who have purchased service contracts have used the benefits of the contracts.

     11. The Company's plan for further development of its dealership is limited to the installation of additional marketing tools such as banner advertising, flags, signage, etc. The future marketing efforts of the Company will include the following: First, by examining the historical sales records of the Company and targeting its marketing efforts to take advantage of the Company's sales history; Second, targeting the approximately 45,000 vehicles that pass by the Company's dealership on a daily basis. The development of the Company's dealership and additional marketing techniques will be limited by the Company's ability to pay for the proposed improvements out of existing
working capital.   Additionally, the Company does not anticipate these
expenses to be significant; therefore, the Company does not anticipate a significant increase in general and administrative expenses in this regard.

     12. The responses regarding liquidity and additional capital needs are addressed in Part I, Item II, under the heading Liquidity. Future cash flow from operations is anticipated to cover lease payments and other expenses of operation. A triple net lease commits the lessee to pay for all repairs, maintenance and taxes associated with the property and buildings for the term of the lease.

     13. Currently, the Company does not anticipate any additional short term or long term capital requirements. If additional short term or long term capital requirements are necessary, the Company anticipates approaching members of its management and/or shareholder's to cover any unanticipated working capital needs. Currently, the Company has the following lines of credit:

A.  $250,000 line of credit with Celtic Bank Corporation of Salt Lake City,
Utah.   The line of credit is secured by personal assets of Mr. Douglas W. Fry and titles of vehicles owned by the Company. The term of the line of credit is prime plus 2.75% interest only, reconsidered annually on October 15. The origination date on the line of credit was October 15, 2003.

B. $38,000.00 line of credit with Douglas W. Fry. The term of the line of credit is prime plus 2%. The line of credit becomes due and payable on August 1, 2006. The line of Credit with Mr. Fry is not secured.

C. $75,000.00 line of credit with Manheim Auctions Financial Services. The term of the line of credit is prime plus 3%. There is a flat fee of $75.00 per vehicle borrowed against, with each individual draw on a vehicle maturing in 60 days, with no one vehicle draw to exceed $20,000.00. The line of credit is secured by vehicle titles, and by Douglas W. Fry personally.

Including the Company's private placement completed on April 23, 2004, there have been three transactions involving the issuance of the Company's common stock.

On April 5, 2004 and April 23, 2004, respectively, the Company issued 252,200 shares of common stock and 47,800 share of common stock, at $0.25 per share for total proceeds to the Company of $75,000.00. The shares were issued under Rule 504 of Regulation D to "accredited investors".

On or about March 19, 2004, the Company issued 600,000 shares of its common stock to the members of Autostrada Motors LLC in exchange for their ownership interest. Although a fairness opinion was not completed to determine the exact market value of the operations of Autostrada Motors, LLC, the Company set a purchase price of $150,000.00 and acquired the operations for $0.25 per share.

Additionally, on or about March 19, 2004, the Company issued 50,000 shares each to Mr. Douglas W. Fry, Mr. Stephen R. Fry and Mr. Travis T. Jenson for services rendered to the Company. The shares were valued by the Company at
$0.25 per share.   The Company set the value of the services performed on an
individual basis at $12,500.00.


In the three transactions involving the issuance of the Company's common stock, the company has consistently valued its shares at $0.25 per share.
This valuation was largely based upon the initial purchase price of Autostrada Motors, LLC, the services provided by the Company's officers and directors and a price the Company felt would be attractive to its private placement investors, taking into consideration the capital requirements of the Company.

     14. We have fixed the statement to indicate that we had inventory of $149,633, for the period ended September 30, 2004, not accounts receivable.

     15. We have omitted any reference to "cash revenues," and instead have only listed revenues.

     16. We have combined the two tables.

     17. Our Form 10-SB has been revised to provide the disclosure required by
Item 401(e) of Regulation S-B. Our Company does not have an audit committee because we are not a "listed issuer" as defined in Section 240.10A-3. We have explained this further in our 10-SB/A1.

     18. Our Company's Chief Financial Officer is Travis T. Jenson.

     19. We have clarified our Employment Agreements and that they were effective as of November 1, 2004.

     20. We have revised this statement to indicate that Douglas W. Fry is the President and a Director and Stephen R. Fry is the Vice President and a Director of out Company.

     21. We have clarified that securities are not listed on the OTC Bulletin Board, but satisfy qualifications for quotation. We have further clarified that issuers do not apply to have their securities to be quoted on the OTC Bulletin Board, but that brokers who agree to be market makers must file with the NASD to have an issuer's securities quoted.

     22. The financials have been adjusted to address this issue.

     23. The financials have been adjusted to address this issue.

     24. The financials have been adjusted to address this issue.

     25. The Company is not in the developmental stages because they have had revenues for all periods presented. All references to the Company being in the developmental stages have been removed.

     Please contact me with any additional comments you may have.

                                      Sincerely yours,

                                      /s/ Bradley C. Burningham

                                      Bradley C. Burningham

cc:  Autostrada Motors, Inc.